Inx Token Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inx Token Liability (Details) [Line Items]
Fair value of each token	$ 10,256,128
Total consideration	$ 9,232
Additional INX token	1,481,481
INX token consideration amount	$ 1,171
Offering price	$ 0.90
Risk free interest, volatility	0.65%	2.00%
Fair value per token		$ 0.06237
Expenses on unrealized loss	$ 12,518	$ 762
Minimum [Member]
Inx Token Liability (Details) [Line Items]
INX Tokens	6 months
Maximum [Member]
Inx Token Liability (Details) [Line Items]
INX Tokens	24 months
level in the fair value hierarchy is level 1 [Member]
Inx Token Liability (Details) [Line Items]
Offering price	$ 900
level in the fair value hierarchy applied for such tokens is level 2 [Member] | Minimum [Member]
Inx Token Liability (Details) [Line Items]
Risk free interest, volatility	62.46%
level in the fair value hierarchy applied for such tokens is level 2 [Member] | Maximum [Member]
Inx Token Liability (Details) [Line Items]
Risk free interest, volatility	81.48%